Equity based compensation - Schedule of Restricted Stock Units (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RSU's and DEU's
Outstanding
Unvested, beginning balance (in shares)	1,432,952	209,048	209,048	298,688
Granted (in shares)	700,651		1,452,627	9,891
Vested (in shares)	(2,031,903)		(136,426)	(99,531)
Forfeitures (in shares)	(101,700)		(92,297)	0
Unvested, ending balance (in shares)	0		1,432,952	209,048
RSUs
Outstanding
Unvested, beginning balance (in shares)	1,409,780	194,397	194,397	291,587
Granted (in shares)	652,135	1,435,700	1,435,700	0
Vested (in shares)	(1,963,099)		(129,127)	(97,190)
Forfeitures (in shares)	(98,816)		(91,190)	0
Unvested, ending balance (in shares)	0		1,409,780	194,397
Weighted average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 0		$ 1.67	$ 3.16	$ 3.16
Granted (in dollars per share)	1.69		1.57	0
Vested (in dollars per share)	1.68		2.77	3.16
Forfeitures (in dollars per share)	1.57		1.75	0
Unvested, ending balance (in dollars per share)	$ 0		$ 1.67	$ 3.16
DEUs
Outstanding
Unvested, beginning balance (in shares)	23,172	14,651	14,651	7,101
Granted (in shares)	48,516		16,927	9,891
Vested (in shares)	(68,804)		(7,299)	(2,341)
Forfeitures (in shares)	(2,884)		(1,107)	0
Unvested, ending balance (in shares)	0		23,172	14,651
Weighted average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 0		$ 1.73	$ 2.31	$ 2.66
Granted (in dollars per share)	1.75		1.50	2.15
Vested (in dollars per share)	1.75		2.31	2.66
Forfeitures (in dollars per share)	1.68		2.06	0
Unvested, ending balance (in dollars per share)	$ 0		$ 1.73	$ 2.31